Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Tax credits	4,091	6,034
Interest and dividend income receivable	1,508	852
Amounts receivable from associates (i)	1,245	720
Revenues receivable from royalty, stream and other interests	924	-
Sales taxes and other receivables	617	810
	8,385	8,416